UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/16 (Unaudited)

COMMON STOCKS (28.5%)(a)
		Shares	Value

Banking (1.3%)

Banco Santander SA (Spain)		5,413	$24,703

Bank of New York Mellon Corp. (The)		394	18,683

BNP Paribas SA (France)		724	42,034

Capital One Financial Corp.		45	3,782

Citigroup, Inc.		1,235	69,642

Concordia Financial Group, Ltd. (Japan)(NON)		2,200	10,105

Fukuoka Financial Group, Inc. (Japan)		2,000	8,653

JPMorgan Chase & Co.		1,081	86,664

Mitsubishi UFJ Financial Group, Inc. (Japan)		6,421	37,593

Popular, Inc. (Puerto Rico)		169	6,870

Raiffeisen Bank International AG (Austria)(NON)		210	3,825

Regions Financial Corp.		957	12,958

Resona Holdings, Inc. (Japan)		4,500	21,638

Societe Generale SA (France)		651	27,917

Sumitomo Mitsui Financial Group, Inc. (Japan)		1,000	36,764

Woori Bank (South Korea)		376	3,860

			415,691
Basic materials (1.0%)

Asahi Kasei Corp. (Japan)		1,000	8,894

BASF SE (Germany)		553	47,360

Boliden AB (Sweden)		965	24,829

Cabot Corp.		42	2,139

Celanese Corp. Ser. A		110	8,725

Covestro AG (Germany)		146	9,368

Evonik Industries AG (Germany)		909	25,332

Fortescue Metals Group, Ltd. (Australia)		1,458	6,320

Graphic Packaging Holding Co.		400	5,028

Hitachi Chemical Co., Ltd. (Japan)		400	8,776

Hitachi Metals, Ltd. (Japan)		200	2,614

Kajima Corp. (Japan)		1,000	7,010

Kuraray Co., Ltd. (Japan)		500	7,071

Mitsubishi Gas Chemical Co., Inc. (Japan)		500	7,578

Mitsubishi Materials Corp. (Japan)		100	2,959

Newcrest Mining, Ltd. (Australia)		99	1,429

Newmont Mining Corp.		685	22,221

Reliance Steel & Aluminum Co.		77	6,245

Shin-Etsu Chemical Co., Ltd. (Japan)		100	7,395

Sika AG (Switzerland)		2	9,704

Skanska AB (Sweden)		796	18,297

Steel Dynamics, Inc.		158	5,606

Stora Enso OYJ Class R (Finland)		1,419	13,693

Taisei Corp. (Japan)		2,000	14,475

UPM-Kymmene OYJ (Finland)		693	15,817

voestalpine AG (Austria)		185	7,024

W.R. Grace & Co.		48	3,132

Yara International ASA (Norway)		473	17,533

			316,574
Capital goods (0.9%)

ACS Actividades de Construccion y Servicios SA (Spain)		566	16,624

Allegion PLC (Ireland)		82	5,487

Allison Transmission Holdings, Inc.		556	18,443

AO Smith Corp.		118	5,738

Berry Plastics Group, Inc.(NON)		111	5,524

BWX Technologies, Inc.		112	4,386

Carlisle Cos., Inc.		42	4,711

Crane Co.		29	2,131

Crown Holdings, Inc.(NON)		457	24,856

Fluor Corp.		85	4,548

Honeywell International, Inc.		125	14,243

Ingersoll-Rand PLC		197	14,684

Jacobs Engineering Group, Inc.(NON)		73	4,527

KBR, Inc.		129	2,156

Kone OYJ Class B (Finland)		60	2,643

Mitsubishi Electric Corp. (Japan)		700	9,646

Northrop Grumman Corp.		129	32,205

NSK, Ltd. (Japan)		300	3,267

OSRAM Licht AG (Germany)		198	10,083

Quanta Services, Inc.(NON)		437	14,736

Raytheon Co.		208	31,104

Sumitomo Heavy Industries, Ltd. (Japan)		1,000	6,022

Thales SA (France)		101	9,848

Vinci SA (France)		368	23,806

Waste Management, Inc.		252	17,519

Xylem, Inc.		135	6,963

			295,900
Communication services (0.9%)

BT Group PLC (United Kingdom)		2,675	11,952

Cable One, Inc.		4	2,364

Equinix, Inc.(R)		141	47,765

Eutelsat Communications SA (France)		117	2,106

Juniper Networks, Inc.		960	26,438

KDDI Corp. (Japan)		500	13,107

NICE, Ltd. (Israel)		91	5,997

Nippon Telegraph & Telephone Corp. (Japan)		700	28,299

NTT DoCoMo, Inc. (Japan)		1,000	22,936

Orange SA (France)		815	11,860

PCCW, Ltd. (Hong Kong)		2,000	1,163

Sky PLC (United Kingdom)		435	4,251

Telenor ASA (Norway)		1,086	16,013

Telstra Corp., Ltd. (Australia)		6,076	22,658

Verizon Communications, Inc.		1,366	68,163

Vodafone Group PLC (United Kingdom)		3,048	7,371

			292,443
Conglomerates (0.1%)

Siemens AG (Germany)		321	36,243

			36,243
Consumer cyclicals (3.1%)

Aggreko PLC (United Kingdom)		276	2,823

Amazon.com, Inc.(NON)		79	59,295

Aristocrat Leisure, Ltd. (Australia)		834	9,238

Berkeley Group Holdings PLC (The) (United Kingdom)		43	1,333

Boral, Ltd. (rights) (Australia)(F)(NON)		300	100

Boral, Ltd. (Australia)		666	2,474

Carter's, Inc.		154	14,059

Christian Dior SE (France)		92	17,865

Cie Generale des Etablissements Michelin (France)		75	8,028

Clorox Co. (The)		141	16,294

Compass Group PLC (United Kingdom)		1,497	25,629

Continental AG (Germany)		25	4,455

Dai Nippon Printing Co., Ltd. (Japan)		3,000	28,373

Discovery Communications, Inc. Class A(NON)(S)		1,362	36,897

Electrolux AB Ser. B (Sweden)		439	10,236

Euronet Worldwide, Inc.(NON)		47	3,371

Fiat Chrysler Automobiles NV (Italy)		2,002	15,448

Flight Centre Travel Group, Ltd. (Australia)		216	5,327

Fuji Heavy Industries, Ltd. (Japan)		300	12,180

Global Payments, Inc.		34	2,331

Hakuhodo DY Holdings, Inc. (Japan)		300	3,482

Harvey Norman Holdings, Ltd. (Australia)		4,647	16,300

Hino Motors, Ltd. (Japan)		300	3,044

Home Depot, Inc. (The)		388	50,207

Host Hotels & Resorts, Inc.(R)		6,120	109,181

Howard Hughes Corp. (The)(NON)		13	1,479

Hyatt Hotels Corp. Class A(NON)		36	1,848

Industrivarden AB Class A (Sweden)		387	7,128

International Game Technology PLC		116	2,990

Interpublic Group of Cos., Inc. (The)		525	12,637

John Wiley & Sons, Inc. Class A		26	1,426

KAR Auction Services, Inc.		212	8,938

Kia Motors Corp. (South Korea)		243	7,774

Kimberly-Clark Corp.		170	19,654

Kingfisher PLC (United Kingdom)		6,460	28,494

Lagardere SCA (France)		161	3,956

Lear Corp.		101	13,081

Liberty Interactive Corp. Class A(NON)		158	3,272

Liberty SiriusXM Group Class A(NON)		169	6,135

Lowe's Cos., Inc.		486	34,287

Macy's, Inc.		40	1,688

Madison Square Garden Co. (The) Class A(NON)		11	1,910

Marks & Spencer Group PLC (United Kingdom)		2,165	8,872

Masco Corp.		655	20,731

Mazda Motor Corp. (Japan)		700	11,222

Namco Bandai Holdings, Inc. (Japan)		200	5,708

News Corp. Class A		469	5,422

Owens Corning		143	7,347

Panasonic Corp. (Japan)		300	3,052

Pearson PLC (United Kingdom)		1,496	14,840

Peugeot SA (France)(NON)		656	9,678

Publicis Groupe SA (France)		47	3,046

PVH Corp.		138	14,620

Reed Elsevier PLC (United Kingdom)		522	8,963

Renault SA (France)		232	18,279

RR Donnelley & Sons Co.		67	1,165

RTL Group SA (Belgium)		143	9,710

Securitas AB Class B (Sweden)		136	1,996

ServiceMaster Global Holdings, Inc.(NON)		150	5,733

Stanley Black & Decker, Inc.		58	6,881

TABCORP Holdings, Ltd. (Australia)		6,009	20,811

Taylor Wimpey PLC (United Kingdom)		1,656	3,061

Thor Industries, Inc.		39	3,922

Toppan Printing Co., Ltd. (Japan)		1,000	9,064

TransUnion(NON)		65	1,939

TUI AG (Germany)		292	3,845

Twenty-First Century Fox, Inc.		494	13,886

Urban Outfitters, Inc.(NON)		142	4,487

Vail Resorts, Inc.		34	5,386

Valeo SA (France)		285	15,860

Vantiv, Inc. Class A(NON)		165	9,311

Vista Outdoor, Inc.(NON)		41	1,646

Visteon Corp.		94	7,395

Wal-Mart Stores, Inc.		794	55,921

William Hill PLC (United Kingdom)		1,527	5,748

Wolters Kluwer NV (Netherlands)		336	12,073

World Fuel Services Corp.		53	2,356

WPP PLC (United Kingdom)		1,598	34,170

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)		2,000	7,207

			990,020
Consumer finance (0.1%)

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		4,000	18,426

Synchrony Financial		338	11,681

			30,107
Consumer staples (1.7%)

Altria Group, Inc.		733	46,861

Ashtead Group PLC (United Kingdom)		801	15,705

British American Tobacco PLC (United Kingdom)		722	39,594

Coca-Cola Amatil, Ltd. (Australia)		4,410	31,230

ConAgra Foods, Inc.		33	1,211

Darden Restaurants, Inc.		23	1,686

Diageo PLC (United Kingdom)		418	10,468

Dr. Pepper Snapple Group, Inc.		188	16,307

Estee Lauder Cos., Inc. (The) Class A		195	15,152

Hershey Co. (The)		180	17,395

Imperial Brands PLC (United Kingdom)		752	32,248

Ingredion, Inc.		55	6,456

ITOCHU Corp. (Japan)		700	9,557

J Sainsbury PLC (United Kingdom)		2,749	7,937

Jardine Cycle & Carriage, Ltd. (Singapore)		200	5,602

JM Smucker Co. (The)		96	12,091

Kao Corp. (Japan)		500	23,019

Koninklijke Ahold Delhaize NV (Netherlands)		1,963	38,718

McDonald's Corp.		226	26,955

MEIJI Holdings Co., Ltd. (Japan)		100	7,972

METRO AG (Germany)		302	9,018

Nestle SA (Switzerland)		398	26,776

PepsiCo, Inc.		436	43,644

Pool Corp.		36	3,622

Reckitt Benckiser Group PLC (United Kingdom)		142	11,993

Starbucks Corp.		568	32,927

Sysco Corp.		316	16,827

Tate & Lyle PLC (United Kingdom)		1,763	14,945

WH Group, Ltd. (Hong Kong)		18,500	15,384

WM Morrison Supermarkets PLC (United Kingdom)		4,267	11,612

			552,912
Energy (1.3%)

Baker Hughes, Inc.		639	41,107

BP PLC (United Kingdom)		1,892	10,976

Chevron Corp.		352	39,269

Exxon Mobil Corp.		775	67,658

Nabors Industries, Ltd.		807	12,993

Neste OYJ (Finland)		126	5,175

Occidental Petroleum Corp.		90	6,422

OMV AG (Austria)		937	30,350

Patterson-UTI Energy, Inc.		249	6,641

QEP Resources, Inc.		515	10,125

Repsol SA (Spain)		1,560	20,926

Rowan Cos. PLC Class A(NON)		417	7,431

Royal Dutch Shell PLC Class A (United Kingdom)		296	7,537

Royal Dutch Shell PLC Class B (United Kingdom)		756	20,173

Schlumberger, Ltd.		353	29,670

Superior Energy Services, Inc.		379	6,534

Total SA (France)		1,132	54,181

Vestas Wind Systems A/S (Denmark)		278	18,374

Woodside Petroleum, Ltd. (Australia)		504	11,024

			406,566
Financial (0.7%)

3i Group PLC (United Kingdom)		4,483	38,627

AerCap Holdings NV (Ireland)(NON)		105	4,499

Ally Financial, Inc.		335	6,506

Broadridge Financial Solutions, Inc.		67	4,338

CoreLogic, Inc.(NON)		97	3,660

DGB Financial Group, Inc. (South Korea)		872	7,138

HSBC Holdings PLC (United Kingdom)		2,324	18,470

Mebuki Financial Group, Inc. (Japan)		1,400	5,091

Mizuho Financial Group, Inc. (Japan)		22,859	40,481

Morgan Stanley		1,321	54,637

ORIX Corp. (Japan)		1,500	23,358

UBS Group AG (Switzerland)		225	3,578

			210,383
Health care (2.5%)

Actelion, Ltd. (Switzerland)		78	14,988

Alfresa Holdings Corp. (Japan)		100	1,593

Allergan PLC(NON)		29	5,635

AmerisourceBergen Corp.		444	34,628

Amgen, Inc.		296	42,645

Astellas Pharma, Inc. (Japan)		1,200	16,567

AstraZeneca PLC (United Kingdom)		255	13,187

Bayer AG (Germany)		190	17,831

Biogen, Inc.(NON)		48	14,115

Bruker Corp.		122	2,767

C.R. Bard, Inc.		104	21,897

Cardinal Health, Inc.		81	5,752

Celgene Corp.(NON)		83	9,836

Charles River Laboratories International, Inc.(NON)		93	6,612

Cochlear, Ltd. (Australia)		42	3,681

Eli Lilly & Co.		135	9,061

Fresenius SE & Co. KGaA (Germany)		17	1,220

Gilead Sciences, Inc.		184	13,561

GlaxoSmithKline PLC (United Kingdom)		2,497	46,604

Hologic, Inc.(NON)		354	13,551

Johnson & Johnson		617	68,672

McKesson Corp.		118	16,970

Medipal Holdings Corp. (Japan)		600	8,585

Mitsubishi Tanabe Pharma Corp. (Japan)		300	5,640

Novartis AG (Switzerland)		371	25,531

Novo Nordisk A/S Class B (Denmark)		35	1,182

Omega Healthcare Investors, Inc.(R)		2,214	65,224

Pfizer, Inc.		1,246	40,046

Roche Holding AG (Switzerland)		179	39,804

Sanofi (France)		544	43,787

Shire PLC (United Kingdom)		145	8,443

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)		30	3,065

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		264	9,953

UnitedHealth Group, Inc.		380	60,162

VCA, Inc.(NON)		72	4,507

Ventas, Inc.(R)		1,523	92,020

WellCare Health Plans, Inc.(NON)		70	9,591

Zoetis, Inc.		217	10,932

			809,845
Insurance (0.9%)

Aflac, Inc.		197	14,062

Ageas (Belgium)		256	9,555

Allianz SE (Germany)		253	40,165

Allied World Assurance Co. Holdings AG		96	4,494

Allstate Corp. (The)		398	27,828

Aspen Insurance Holdings, Ltd.		54	2,751

AXA SA (France)		1,082	25,492

CNP Assurances (France)		718	12,609

Hartford Financial Services Group, Inc. (The)		357	16,822

Legal & General Group PLC (United Kingdom)		697	2,049

Lincoln National Corp.		332	21,281

Mapfre SA (Spain)		2,178	6,533

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		27	4,914

NN Group NV (Netherlands)		344	11,037

Prudential Financial, Inc.		118	11,871

Reinsurance Group of America, Inc.		45	5,492

Swiss Life Holding AG (Switzerland)		67	18,425

Swiss Re AG (Switzerland)		412	37,837

Voya Financial, Inc.		322	12,516

Zurich Insurance Group AG (Switzerland)		25	6,535

			292,268
Investment banking/Brokerage (0.3%)

Ameriprise Financial, Inc.		161	18,388

Daiwa Securities Group, Inc. (Japan)		1,000	6,008

E*Trade Financial Corp.(NON)		579	19,981

Investor AB Class B (Sweden)		926	31,260

Macquarie Group, Ltd. (Australia)		66	4,089

Partners Group Holding AG (Switzerland)		23	11,151

			90,877
Real estate (9.5%)

AGNC Investment Corp.(R)		510	9,517

Agree Realty Corp.(R)		600	26,934

Alexandria Real Estate Equities, Inc.(R)		494	54,137

Annaly Capital Management, Inc.(R)		1,102	11,262

AvalonBay Communities, Inc.(R)		862	141,790

Boston Properties, Inc.(R)		1,020	126,358

Brandywine Realty Trust(R)		277	4,252

Brixmor Property Group, Inc.(R)		195	4,748

Camden Property Trust(R)		68	5,352

CBRE Group, Inc. Class A(NON)		150	4,356

Chimera Investment Corp.(R)		289	4,901

Corporate Office Properties Trust(R)		91	2,604

Digital Realty Trust, Inc.(R)		1,151	106,272

Duke Realty Corp.(R)		334	8,494

DuPont Fabros Technology, Inc.(R)		1,457	59,242

Easterly Government Properties, Inc.(R)		793	15,384

EastGroup Properties, Inc.(R)		640	43,718

EPR Properties(R)		387	26,912

Equity Commonwealth(NON)(R)		81	2,355

Equity Lifestyle Properties, Inc.(R)		694	48,184

Equity Residential Trust(R)		2,597	155,846

Essex Property Trust, Inc.(R)		504	108,824

Extra Space Storage, Inc.(R)		857	60,127

Forest City Realty Trust, Inc. Class A(R)		1,332	24,629

Four Corners Property Trust, Inc.(R)		1,530	29,345

General Growth Properties(R)		4,136	104,806

Getty Realty Corp.(R)		524	12,586

Goodman Group (Australia)(R)		3,349	16,520

HCP, Inc.(R)		3,330	98,335

Hersha Hospitality Trust(R)		1,084	21,864

Highwoods Properties, Inc.(R)		1,461	70,216

Iida Group Holdings Co., Ltd. (Japan)		400	7,755

Kerry Properties, Ltd. (Hong Kong)		3,500	10,017

Kimco Realty Corp.(R)		3,455	88,241

Liberty Property Trust(R)		1,961	77,263

Macerich Co. (The)(R)		1,223	83,029

MFA Financial, Inc.(R)		167	1,306

Mid-America Apartment Communities, Inc.(R)		918	84,116

Monmouth Real Estate Investment Corp.(R)		906	12,720

New World Development Co., Ltd. (Hong Kong)		14,000	15,595

Nomura Real Estate Holdings, Inc. (Japan)		300	4,856

Persimmon PLC (United Kingdom)		176	3,730

Prologis, Inc.(R)		3,189	162,320

PS Business Parks, Inc.(R)		359	40,111

Public Storage(R)		849	177,696

Quality Care Properties, Inc.(NON)(R)		830	12,450

Realty Income Corp.(R)		263	14,581

Retail Properties of America, Inc. Class A(R)		120	1,831

Sekisui Chemical Co., Ltd. (Japan)		600	9,084

Senior Housing Properties Trust(R)		177	3,197

Simon Property Group, Inc.(R)		1,538	276,294

Spirit Realty Capital, Inc.(R)		799	8,621

Starwood Property Trust, Inc.(R)		361	8,112

Summit Hotel Properties, Inc.(R)		2,169	30,843

Tanger Factory Outlet Centers, Inc.(R)		1,725	59,461

VEREIT, Inc.(R)		763	6,325

Vornado Realty Trust(R)		1,221	119,353

Weingarten Realty Investors(R)		1,753	62,249

Welltower, Inc.(R)		2,173	136,421

Wharf Holdings, Ltd. (The) (Hong Kong)		1,000	7,413

Wheelock and Co., Ltd. (Hong Kong)		3,000	17,830

WP Carey, Inc.(R)		1,213	70,500

			3,023,190
Technology (2.8%)

Adobe Systems, Inc.(NON)		270	27,759

Agilent Technologies, Inc.		440	19,351

Alphabet, Inc. Class A(NON)		123	95,433

Amadeus IT Holding SA Class A (Spain)		369	16,698

Amdocs, Ltd.		249	14,684

Apple, Inc.		582	64,323

Applied Materials, Inc.		1,162	37,416

AtoS SE (France)		178	18,371

Brocade Communications Systems, Inc.		748	9,230

Cisco Systems, Inc.		724	21,590

Computer Sciences Corp.		349	21,160

CSRA, Inc.		137	4,385

Dell Technologies, Inc. - VMware, Inc. Class V(NON)		154	8,248

eBay, Inc.(NON)		880	24,473

Facebook, Inc. Class A(NON)		313	37,065

GungHo Online Entertainment, Inc. (Japan)		2,400	5,328

HP, Inc.		1,253	19,296

Intuit, Inc.		56	6,366

L-3 Communications Holdings, Inc.		222	35,025

LG Display Co., Ltd. (South Korea)		89	2,132

Maxim Integrated Products, Inc.		437	17,161

Microsoft Corp.		1,565	94,307

Mixi, Inc. (Japan)		100	3,483

Motorola Solutions, Inc.		97	7,784

NCR Corp.(NON)		165	6,394

Nuance Communications, Inc.(NON)		302	4,895

NVIDIA Corp.(S)		2,079	191,684

Samsung Electronics Co., Ltd. (South Korea)		20	29,870

SoftBank Corp. (Japan)		100	5,867

Tokyo Electron, Ltd. (Japan)		200	18,312

Xerox Corp.		1,293	12,090

Xilinx, Inc.		435	23,481

			903,661
Transportation (0.6%)

A. P. Moeller-Maersck A/S (Denmark)		8	10,550

ANA Holdings, Inc. (Japan)		4,000	11,094

Central Japan Railway Co. (Japan)		200	32,656

Delta Air Lines, Inc.		548	26,403

Deutsche Post AG (Germany)		1,126	35,166

easyJet PLC (United Kingdom)		122	1,511

Japan Airlines Co., Ltd. (Japan)		100	2,959

Qantas Airways, Ltd. (Australia)		2,976	7,252

Royal Mail PLC (United Kingdom)		3,869	22,684

United Parcel Service, Inc. Class B		314	36,399

Yangzijiang Shipbuilding Holdings, Ltd. (China)		30,900	17,677

			204,351
Utilities and power (0.8%)

American Electric Power Co., Inc.		100	5,905

Centrica PLC (United Kingdom)		3,731	9,817

Chubu Electric Power Co., Inc. (Japan)		800	11,227

CLP Holdings, Ltd. (Hong Kong)		2,000	19,558

E.ON SE (Germany)		2,229	14,632

Edison International		199	13,685

Endesa SA (Spain)		747	15,419

Enel SpA (Italy)		7,740	31,177

Entergy Corp.		520	35,740

Gas Natural SDG SA (Spain)		111	1,895

Iberdrola SA (Spain)		756	4,541

Korea Electric Power Corp. (South Korea)		21	835

NiSource, Inc.		306	6,714

PPL Corp.		418	13,986

RWE AG (Germany)(NON)		547	6,877

Toho Gas Co., Ltd. (Japan)		2,000	15,838

Tohoku Electric Power Co., Inc. (Japan)		700	8,156

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)		600	2,229

Tokyo Gas Co., Ltd. (Japan)		1,000	4,359

UGI Corp.		445	19,936

Vectren Corp.		40	1,963

			244,489

Total common stocks (cost $9,075,949)			$9,115,520

INVESTMENT COMPANIES (10.9%)(a)
		Shares	Value

Putnam Absolute Return 700 Fund Class Y(AFF)		279,154	$3,165,603

SPDR S&P 500 ETF Trust		1,329	292,885

SPDR S&P MidCap 400 ETF Trust		136	40,314

Total investment companies (cost $3,790,821)			$3,498,802

CORPORATE BONDS AND NOTES (8.8%)(a)
		Principal amount	Value

Basic materials (0.7%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$15,000	$15,300

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)		2,000	2,045

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)		15,000	17,625

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23		25,000	28,625

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		5,000	5,571

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		15,000	14,175

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		2,000	2,016

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)		15,000	14,738

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22		1,000	1,040

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		9,000	9,027

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		4,000	3,850

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.875%, 4/16/20		2,000	1,979

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)		15,000	15,788

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		25,000	25,688

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19		3,000	3,000

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55		5,000	4,510

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		25,000	26,438

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21		25,000	20,406

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26		10,000	9,613

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		5,000	6,458

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		5,000	6,543

			234,435
Capital goods (0.7%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22		20,000	19,800

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		25,000	25,888

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22		15,000	15,300

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22		10,000	10,513

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		10,000	9,550

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		20,000	20,450

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		10,000	13,030

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		20,000	19,550

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35		3,000	3,112

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25		2,000	2,053

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22		20,000	20,350

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		35,000	36,050

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		15,000	15,544

			211,190
Communication services (1.7%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		10,000	10,096

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		2,000	1,868

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		35,000	36,313

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		30,000	30,731

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45		8,000	8,988

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25		2,000	2,088

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22		5,000	6,773

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37		5,000	6,762

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		28,000	30,438

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		5,000	5,375

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20		5,000	5,349

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		25,000	26,281

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		10,000	10,138

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		5,000	1,731

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		5,000	6,611

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22		15,000	15,263

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		40,000	38,476

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		20,000	20,650

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		70,000	71,750

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		65,000	68,656

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		40,000	41,800

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462%, 2/16/21 (Spain)		5,000	5,448

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)		200	5,160

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		19,000	18,117

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		5,000	4,870

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		35,000	35,875

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22		25,000	24,000

			539,607
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity		16,000	16,400

			16,400
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		5,000	6,985

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		15,000	13,988

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		7,000	7,522

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		35,000	35,081

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30		1,000	1,328

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		11,000	10,214

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26		5,000	5,138

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31		5,000	6,200

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46		5,000	6,598

General Motors Co. sr. unsec. notes 6.25%, 10/2/43		5,000	5,383

General Motors Co. sr. unsec. notes 5.20%, 4/1/45		2,000	1,899

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		5,000	4,765

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22		12,000	11,836

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		5,000	5,405

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21		25,000	26,360

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21		10,000	10,406

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20		35,000	34,825

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21		5,000	5,538

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24		5,000	5,225

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		30,000	30,525

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		5,000	5,088

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20		10,000	10,494

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		35,000	26,425

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		5,000	4,977

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		5,000	4,992

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		20,000	20,625

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19		5,000	5,727

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		4,000	4,001

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		2,000	1,970

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		2,000	1,905

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		30,000	30,488

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		5,000	5,308

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		70,000	65,625

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44		5,000	4,616

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32		5,000	6,605

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		2,000	1,866

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		15,000	14,628

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25		2,000	2,091

			452,652
Consumer staples (0.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19		2,000	2,373

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22		5,000	4,993

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		5,000	5,350

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39		10,000	14,980

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19		35,000	33,600

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19		2,000	2,085

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22		10,000	11,375

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		12,000	13,054

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45		5,000	5,485

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		3,507	3,941

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		5,000	4,727

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		5,000	6,310

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		5,000	6,324

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46		5,000	4,755

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38		2,000	2,526

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		5,000	4,975

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39		15,000	17,038

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		8,000	8,341

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34		2,000	2,054

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44		3,000	3,104

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		5,000	5,107

			162,497
Energy (0.5%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		25,000	25,375

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.50%, 10/1/20 (United Kingdom)		5,000	5,370

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		15,000	12,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		14,000	14,490

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19		5,000	4,969

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22		2,000	1,940

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24		2,000	1,940

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31		5,000	6,150

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		35,000	36,313

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27		10,000	9,875

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18		5,000	5,242

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		7,000	8,190

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		2,000	2,229

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20		5,000	5,319

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		5,000	5,040

			144,442
Financials (1.5%)

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21		5,000	5,083

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20		40,000	44,250

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		5,000	4,950

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		5,000	4,731

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		5,000	6,413

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		7,000	7,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		10,000	10,407

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		10,000	9,961

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18		15,000	15,932

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		5,000	5,089

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		5,000	5,391

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		5,000	5,298

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		5,000	5,008

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		2,000	2,066

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		8,000	8,047

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		55,000	57,269

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity		2,000	1,990

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity		4,000	3,930

Citigroup, Inc. jr. unsec. unsub. FRN Ser. T, 6.25%, perpetual maturity		14,000	14,385

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		20,000	20,150

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)		2,000	2,334

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)		5,000	5,216

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		2,000	1,965

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38		5,000	5,394

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		5,000	4,935

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)		8,000	11,920

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		40,000	39,821

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19		5,000	5,369

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		7,000	7,070

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		5,000	5,651

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		2,000	2,240

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7.00%, 3/15/37		5,000	4,350

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)		5,000	4,970

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		10,000	10,700

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		5,000	7,414

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22		2,000	2,075

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		35,000	35,000

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37		2,000	1,955

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		5,000	5,239

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		5,000	5,007

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)		5,000	5,022

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20		30,000	29,400

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.85%, 6/15/37		13,000	11,300

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4.375%, 9/15/54		2,000	2,135

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		5,000	4,812

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21		10,000	10,150

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		3,000	3,065

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		10,000	10,275

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		10,000	10,974

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		5,000	5,032

			498,140
Health care (0.4%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		2,000	1,976

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)		3,000	2,968

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)		35,000	36,750

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19		2,000	2,130

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		5,000	5,013

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19		45,000	45,900

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)		5,000	5,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		5,000	4,806

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		2,000	2,027

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24		20,000	20,802

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)		10,000	9,224

			136,746
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		3,000	3,067

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		20,000	20,850

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		7,000	7,647

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		2,000	2,345

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		10,000	10,431

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		35,000	35,963

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		5,000	4,748

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		15,000	14,236

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		15,000	15,038

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22		20,000	21,627

			135,952
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		35,000	33,250

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20		5,000	5,818

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		4,000	3,853

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		15,000	15,375

			58,296
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20		15,000	17,475

CMS Energy Corp. sr. unsec. notes 8.75%, 6/15/19		5,000	5,789

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		100,000	106,620

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		5,000	6,070

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26		3,000	2,944

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		5,000	5,043

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		5,000	5,044

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23		6,000	6,220

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)		5,000	6,142

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		1,000	956

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19		3,000	3,030

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		5,000	5,922

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)		15,000	16,220

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67		7,000	5,976

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21		4,000	4,117

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		5,000	5,766

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)		10,000	7,825

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67		5,000	4,350

			215,509

Total corporate bonds and notes (cost $2,783,102)			$2,805,866

CONVERTIBLE BONDS AND NOTES (7.7%)(a)
		Principal amount	Value

Basic materials (0.1%)

Cemex SAB de CV cv. unsec. sub. notes 3.75%, 3/15/18 (Mexico)		$16,000	$17,830

			17,830
Capital goods (0.1%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21		37,000	38,711

			38,711
Communication services (0.6%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8.25%, 12/1/40		6,000	6,270

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26		157,000	175,448

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)		38,000	4

			181,722
Consumer cyclicals (1.5%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.625%, 5/15/18		33,000	39,167

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.25%, 8/1/32		28,000	29,085

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44		37,000	42,689

Liberty Interactive, LLC cv. sr. unsec. notes 3.50%, 1/15/31		50,000	26,813

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		58,000	61,263

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46		42,000	43,470

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23		66,000	66,041

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19		47,000	45,091

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18		41,000	66,087

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21		87,000	72,971

			492,677
Consumer staples (0.2%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20		43,000	48,268

			48,268
Energy (0.5%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26		41,000	43,358

Energy XXI, Ltd. cv. sr. unsec. bonds 3.00%, 12/15/18 (acquired various dates from 11/19/13 to 1/24/14, cost $13,899) (In default)(NON)(RES)		14,000	70

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		18,000	24,863

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28		42,000	35,543

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1.75%, 3/1/17 (In default)(NON)		50,000	30,438

Trico Marine Services, Inc. cv. sr. unsec. notes 3.00%, 1/15/27 (In default)(F)(NON)		15,000	413

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20		46,000	40,221

			174,906
Financials (0.7%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)		44,000	48,895

Radian Group, Inc. cv. sr. unsec. notes 2.25%, 3/1/19		27,000	36,703

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)		73,000	81,988

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19		57,000	59,351

			226,937
Health care (1.0%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18		53,000	51,311

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)		25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)		14,000	980

HealthSouth Corp. cv. sr. unsec. sub. notes 2.00%, 12/1/43		49,000	58,218

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18) 3/1/42(STP)		64,000	84,640

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22		27,000	21,566

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)		66,000	63,154

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18		27,000	31,016

Teleflex, Inc. cv. sr. unsec. sub. notes 3.875%, 8/1/17		13,000	31,265

			344,150
Technology (2.7%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20		16,000	10,730

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20		46,000	60,749

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19		28,000	31,640

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18		13,000	23,766

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39		19,000	32,348

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29		37,000	45,556

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		8,000	14,650

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1.625%, 2/15/25		104,000	137,930

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43		55,000	50,428

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33		57,000	103,847

Novatel Wireless, Inc. cv. sr. unsec. unsub. notes 5.50%, 6/15/20		12,000	10,898

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41		26,000	80,844

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20		31,000	30,961

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18		34,000	34,085

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18		30,000	35,719

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20		24,000	36,465

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		28,000	25,918

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21		29,000	27,695

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18		74,000	74,601

			868,830
Transportation (0.3%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22		22,000	21,959

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20		24,000	23,385

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19		45,000	34,847

			80,191

Total convertible bonds and notes (cost $2,497,812)			$2,474,222

CONVERTIBLE PREFERRED STOCKS (4.7%)(a)
		Shares	Value

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		1,573	$54,957

Allergan PLC Ser. A, 5.50% cv. pfd.		141	101,097

American Tower Corp. $5.50 cv. pfd.(R)		918	93,292

AMG Capital Trust II $2.575 cv. pfd.		956	51,684

Anthem, Inc. $2.63 cv. pfd.		864	40,375

Arconic, Inc. $2.688 cv. pfd.(NON)		1,300	41,145

Banc of California, Inc. $4.00 cv. pfd.		311	21,698

Bank of America Corp. Ser. L, 7.25% cv. pfd.		58	67,425

Belden, Inc. $6.75 cv. pfd.		451	47,811

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		1,572	77,421

DTE Energy Co. $3.25 cv. pfd.(NON)		1,094	55,794

Dynegy, Inc. $7.00 cv. pfd.		211	13,681

El Paso Energy Capital Trust I $2.375 cv. pfd.		965	48,521

EPR Properties Ser. C, $1.438 cv. pfd.(R)		2,632	74,025

Exelon Corp. $3.25 cv. pfd.		1,302	59,983

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		2,793	67,207

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)		1,260	82,114

Hess Corp. $2.00 cv. pfd.		859	57,613

iStar, Inc. $2.25 cv. pfd.(R)		226	12,035

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		254	29,327

NextEra Energy, Inc. $3.06 cv. pfd.		1,240	58,280

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)		1,775	18

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		993	27,129

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		1,379	122,869

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)		13	8,579

Tyson Foods, Inc. $2.375 cv. pfd.		1,137	71,290

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		59	70,948

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		697	40,731

Total convertible preferred stocks (cost $1,503,088)			$1,497,049

U.S. TREASURY OBLIGATIONS (4.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds
4.50%, 2/15/36		$40,000	$50,935
3.75%, 11/15/43(SEGCCS)		50,000	57,216
2.75%, 8/15/42(SEGCCS)		120,000	114,511

U.S. Treasury Notes
2.00%, 2/15/22		170,000	170,568
2.00%, 11/30/20		110,000	111,234
1.875%, 11/30/21		100,000	99,914
1.625%, 2/15/26(SEGSF)		190,000	178,277
1.375%, 9/30/18(SEGSF)(SEGCCS)		270,000	271,295
1.125%, 3/31/20		100,000	98,754
1.125%, 12/31/19(SEGSF)(SEGCCS)		180,000	178,335
0.875%, 6/15/19		60,000	59,393
0.75%, 3/31/18		80,000	79,744

Total U.S. treasury obligations (cost $1,500,463)			$1,470,176

MORTGAGE-BACKED SECURITIES (1.1%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.90%, 12/10/49		$10,000	$10,110
Ser. 14-GC21, Class AS, 4.026%, 5/10/47		14,000	14,440

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.237%, 10/15/45		129,889	10,070
FRB Ser. 14-CR14, Class XA, IO, 0.988%, 2/10/47		566,515	18,684

COMM Mortgage Trust
Ser. 13-CR13, Class AM, 4.449%, 12/10/23		11,000	11,837
Ser. 13-LC6, Class AM, 3.282%, 1/10/46		19,000	19,272
FRB Ser. 13-LC13, Class XA, IO, 1.53%, 8/10/46		136,162	6,725
FRB Ser. 14-CR18, Class XA, IO, 1.421%, 7/15/47		97,712	5,708
FRB Ser. 14-CR16, Class XA, IO, 1.386%, 4/10/47		178,799	9,870
FRB Ser. 14-UBS6, Class XA, IO, 1.202%, 12/10/47		98,288	5,386

COMM Mortgage Trust 144A FRB Ser. 12-LC4, Class XA, IO, 2.456%, 12/10/44		93,137	7,609

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.202%, 5/15/38		3,737	—

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6.125%, 2/12/51		4,873	4,913
Ser. 04-LN2, Class A2, 5.115%, 7/15/41		266	266

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.60%, 10/15/35		2,000	2,051

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40		3,149	—

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.516%, 8/15/46		10,000	10,721
FRB Ser. 13-C10, Class AS, 4.22%, 7/15/46		20,000	21,004
Ser. 12-C5, Class AS, 3.792%, 8/15/45		10,000	10,446
FRB Ser. 13-C13, Class XA, IO, 1.302%, 11/15/46		298,439	15,889
FRB Ser. 13-C12, Class XA, IO, 1.09%, 10/15/46		311,946	10,853

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.133%, 11/15/45		142,053	8,523

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.789%, 5/10/63		412,425	20,742

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45		10,000	10,975

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46		17,000	18,091

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46		25,000	26,853
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46		26,000	27,800
Ser. 13-C12, Class AS, 3.56%, 3/15/48		10,000	10,290
Ser. 13-C11, Class AS, 3.311%, 3/15/45		11,000	11,158

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.264%, 11/15/45		90,746	7,271
FRB Ser. 12-C10, Class XA, IO, 2.077%, 12/15/45		213,199	15,519

Total mortgage-backed securities (cost $361,902)			$353,076

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)		$235,000	$217,235

Total foreign government and agency bonds and notes (cost $242,338)			$217,235

SENIOR LOANS (0.4%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20		$63,845	$54,747

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)		38,863	42,749

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20		4,723	4,735

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21		24,242	24,033

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.449%, 2/27/21		9,774	9,847

Total senior loans (cost $140,112)			$136,111

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34		$10,000	$14,215

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49		10,000	14,013

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40		5,000	5,784

Total municipal bonds and notes (cost $25,062)			$34,012

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.592%, 2/25/17 (acquired 2/4/16, cost $16,000)(RES)		$16,000	$16,000

Total asset-backed securities (cost $16,000)			$16,000

PREFERRED STOCKS (—%)(a)
		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		275	$6,916

Total preferred stocks (cost $7,238)			$6,916

SHORT-TERM INVESTMENTS (32.3%)(a)
		Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.400%, 2/1/17		$750,000	$749,406

Federal Home Loan Mortgage Corporation unsec. discount notes 0.493%, 2/7/17		500,000	499,566

Federal National Mortgage Association unsec. discount notes 0.345%, 1/11/17		1,000,000	999,601

Putnam Cash Collateral Pool, LLC 0.73%(AFF)(d)	Shares	100,575	100,575

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	5,967,937	5,967,937

U.S. Treasury Bills 0.330%, 1/19/17(SEG)(SEGCCS)		$1,000,000	999,548

U.S. Treasury Bills 0.270%, 12/8/16		1,000,000	999,963

Total short-term investments (cost $10,316,643)			$10,316,596

TOTAL INVESTMENTS

Total investments (cost $32,260,530)(b)			$31,941,581

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $628,338) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$42,043	$43,404	$(1,361)
	British Pound	Buy	12/21/16	18,779	19,495	(716)
Barclays Bank PLC
	Japanese Yen	Buy	2/16/17	9,298	10,140	(842)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	8,261	8,436	(175)
	Danish Krone	Buy	12/21/16	15,927	16,682	(755)
	Euro	Sell	12/21/16	54,318	56,067	1,749
	Japanese Yen	Buy	2/16/17	19,002	20,730	(1,728)
Credit Suisse International
	British Pound	Buy	12/21/16	7,762	7,570	192
	British Pound	Sell	12/21/16	7,762	8,235	473
	Norwegian Krone	Sell	12/21/16	6,426	6,539	113
	Swiss Franc	Buy	12/21/16	30,533	31,647	(1,114)
Goldman Sachs International
	Euro	Sell	12/21/16	36,071	36,349	278
	Japanese Yen	Buy	2/16/17	15,250	16,042	(792)
HSBC Bank USA, National Association
	Euro	Buy	12/21/16	46,468	47,724	(1,256)
	Euro	Sell	12/21/16	46,468	49,000	2,532
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	17,902	16,329	(1,573)
	Euro	Sell	12/21/16	11,882	12,303	421
	Hong Kong Dollar	Buy	2/16/17	5,186	5,188	(2)
	Japanese Yen	Sell	2/16/17	14,334	15,201	867
	Norwegian Krone	Sell	12/21/16	3,371	3,432	61
	Singapore Dollar	Buy	2/16/17	27,769	28,673	(904)
	Swedish Krona	Sell	12/21/16	14,362	15,083	721
	Swiss Franc	Buy	12/21/16	12,607	12,726	(119)
	Swiss Franc	Sell	12/21/16	12,607	12,913	306
State Street Bank and Trust Co.
	Euro	Buy	12/21/16	15,701	16,697	(996)
	Euro	Sell	12/21/16	15,701	16,125	424
	Israeli Shekel	Sell	1/18/17	2,927	2,983	56
	Japanese Yen	Buy	2/16/17	10,568	11,527	(959)
	Swiss Franc	Buy	12/21/16	20,585	21,401	(816)
UBS AG
	Euro	Buy	12/21/16	24,295	24,951	(656)
	Euro	Sell	12/21/16	24,295	25,741	1,446
	Swiss Franc	Buy	12/21/16	4,235	4,734	(499)
WestPac Banking Corp.
	New Zealand Dollar	Buy	1/18/17	4,172	4,271	(99)

Total						$(5,723)

FUTURES CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	1	$216,813	Mar-17	$45

Total				$45

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 26 Index	BBB-/P	$213,186	$3,163,000	12/20/21	100 bp	$(16,220)

	Total		$213,186	$(16,220)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(160,769)	$4,641,000	12/20/21	500 bp	$101,164

	Total		$(160,769)	$101,164

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,955,442.
(b)	The aggregate identified cost on a tax basis is $32,297,198, resulting in gross unrealized appreciation and depreciation of $1,137,887 and $1,493,504, respectively, or net unrealized depreciation of $355,617.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $16,070, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$601,046	$601,046	$200	$—	$—
	Putnam Cash Collateral Pool, LLC**	100,987	2,214,330	2,214,742	468	—	100,575
	Putnam Short Term Investment Fund***	9,111,335	8,268,320	11,411,718	26,791	—	5,967,937
	Putnam Absolute Return 700 Fund Class Y	2,994,877	682,961	655,701	—	—	3,165,603
	Totals	$12,207,199	$11,766,657	$14,883,207	$27,459	$—	$9,234,115
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
*** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $100,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $97,048.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $8,028,052 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $236,696 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $208,906 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$127,617	$188,957	$—
Capital goods	232,896	63,004	—
Communication services	232,893	59,550	—
Conglomerates	—	36,243	—
Consumer cyclicals	714,384	275,536	100
Consumer staples	333,898	219,014	—
Energy	238,874	167,692	—
Financials	3,682,070	380,446	—
Health care	597,268	212,577	—
Technology	868,592	35,069	—
Transportation	134,440	69,911	—
Utilities and power	160,131	84,358	—
Total common stocks	7,323,063	1,792,357	100
Asset-backed securities	—	16,000	—
Convertible bonds and notes	—	2,470,825	3,397
Convertible preferred stocks	184,167	1,312,864	18
Corporate bonds and notes	—	2,805,866	—
Foreign government and agency bonds and notes	—	217,235	—
Investment companies	3,498,802	—	—
Mortgage-backed securities	—	353,076	—
Municipal bonds and notes	—	34,012	—
Preferred stocks	6,916	—	—
Senior loans	—	136,111	—
U.S. treasury obligations	—	1,470,176	—
Short-term investments	5,967,937	4,348,659	—

Totals by level	$16,980,885	$14,957,181	$3,515

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(5,723)	$—
Futures contracts	45	—	—
Credit default contracts	—	32,527	—

Totals by level	$45	$26,804	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$261,933	$229,406
Foreign exchange contracts	9,639	15,362
Interest rate contracts	45	—

Total	$271,617	$244,768

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$740,000
OTC credit default contracts (notional)		$3,200,000
Centrally cleared credit default contracts (notional)		$4,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	12,428	—	—	—	—	—	—	—	—	—	12,428
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	1,749	778	278	2,532	2,376	—	480	1,446	—	9,639

	Total Assets	$—	$—	$12,428	$1,749	$778	$278	$2,532	$2,376	$—	$480	$1,446	$—	$22,067

	Liabilities:
	OTC Credit default contracts*#	—	229,406	—	—	—	—	—	—	—	—	—	—	229,406
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	78	—	—	—	78
	Forward currency contracts#	2,077	842	—	2,658	1,114	792	1,256	2,598	—	2,771	1,155	99	15,362

	Total Liabilities	$2,077	$230,248	$—	$2,658	$1,114	$792	$1,256	$2,598	$78	$2,771	$1,155	$99	$244,846

	Total Financial and Derivative Net Assets	$(2,077)	$(230,248)	$12,428	$(909)	$(336)	$(514)	$1,276	$(222)	$(78)	$(2,291)	$291	$(99)	$(222,779)
	Total collateral received (pledged)##†	$—	$(208,906)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(2,077)	$(21,342)	$12,428	$(909)	$(336)	$(514)	$1,276	$(222)	$(78)	$(2,291)	$291	$(99)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017